Income Taxes - Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Net operating loss carryforwards	$ 121,139	$ 126,556
Benefit plans	30,298	27,691
Accrued expenses	21,239	12,260
Tax credits	12,262	12,327
Interest rate hedge activities		1,125
Reserves not currently deductible for tax purposes	3,830	6,078
Allowance for doubtful accounts	2,925	2,478
Foreign currency translation	379	1,867
Other	17,110	12,336
Gross deferred income tax assets	209,182	202,718
Less valuation allowance	(109,677)	(112,626)
Total deferred income tax assets	99,505	90,092
Deferred income tax liabilities:
Acquired intangibles amortization	137,673	140,109
Foreign earnings	37,782	27,080
Excess tax depreciation over financial depreciation	35,917	36,264
Prepaid expenses	8,306	5,889
Total deferred income tax liabilities	219,678	209,342
Net deferred income tax liability	120,173	119,250
Deferred income tax (assets) / liabilities included in the balance sheet are:
Deferred income tax asset-current	7,697	(13,148)
Deferred income tax liability-long-term	112,476	132,398
Net deferred income taxes	$ 112,476	$ 132,398